Share-based Compensation - Share option activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Number of Options, Outstanding, Beginning Balance	52,225,353	42,743,000	34,251,734
Number of Options, Granted	1,730,000	11,330,103	15,794,018
Number of Options, Forfeited and expired	(3,616,991)	(1,847,750)	(7,128,379)
Number of Options, Exercised			(174,373)
Number of Options, Outstanding, Ending Balance	50,338,362	52,225,353	42,743,000	34,251,734
Number of Options, Exercisable	33,820,775
Number of Options, Vested and expected to vest	42,963,310
Weighted Average Exercise Price
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 0.41	$ 0.47	$ 0.47
Weighted Average Exercise Price, Granted	0.21	0.19	0.48
Weighted Average Exercise Price, Forfeited and expired	0.43	0.48	0.49
Weighted Average Exercise Price, Exercised			0.43
Weighted Average Exercise Price, Outstanding, Ending Balance	0.40	$ 0.41	$ 0.47	$ 0.47
Weighted Average Exercise Price, Exercisable	0.45
Weighted Average Exercise Price, Vested and expected to vest	$ 0.42
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding	5 years 6 months	6 years 2 months 12 days	6 years 4 months 24 days	6 years 4 months 24 days
Weighted Average Remaining Contractual Life, Exercisable	4 years 2 months 12 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	5 years